OTHER INCOME, NET (Details Textual) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) On Sale Of Property Plant Equipment	CAD 2.6	CAD 0.0	CAD 0.6
PRSC Limited Partnership [Member]
Equity Method Investment, Realized Gain (Loss) on Disposal		0.3
Powell River Energy Inc [Member]
Gain (Loss) On Sale Of Property Plant Equipment			0.3
Equity Method Investments			5.3
PRSC Land Development [Member]
Payments to Acquire Mortgage Notes Receivable		CAD 2.1
Elk Falls Mill [Member]
Equity Method Investment, Realized Gain (Loss) on Disposal			CAD 3.1